1

Wilmington Short-Term Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2020 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 399251, (UST Yield Curve CMT 1 Year + 2.07, Cap 11.19%, Floor 2.07%), 4.07%, 9/01/27Δ	$36	$37

TOTAL ADJUSTABLE RATE MORTGAGE (COST $36)		$37

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.0%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.1%
Series 1990-141, Class D, 5.00%, 5/15/21	1	1
Series 1993-1577, Class PK, 6.50%, 9/15/23	6,462	6,852
Series 1993-1644, Class K, 6.75%, 12/15/23	4,982	5,258
Series 1994-1686, Class PJ, 5.00%, 2/15/24	531	549
Series 2011-3799, Class GK, 2.75%, 1/15/21	9,312	9,334
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$21,994

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.7%
Series 1993-113, Class PK, 6.50%, 7/25/23	8,096	8,581
Series 1993-127, Class H, 6.50%, 7/25/23	8,028	8,453
Series 1993-202, Class J, 6.50%, 11/25/23	5,165	5,507
Series 1994-3, Class PL, 5.50%, 1/25/24	8,830	9,276
Series 1994-55, Class H, 7.00%, 3/25/24	9,812	10,449
Series 2011-66, Class QE, 2.00%, 7/25/21	53,419	53,368
Series 2011-81, Class PA, 3.50%, 8/25/26	710,754	734,207
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$829,841

WHOLE LOAN – 0.2%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 4.46%, 2/25/34Δ	53,916	53,043
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.31%, 11/25/35Δ	61,960	60,248
TOTAL WHOLE LOAN		$113,291

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $ 981,462)		$965,126

COMMERCIAL PAPER – 4.1%♦
Plains All American Pipeline LP, 1.95%, 2/03/20Ω	2,035,000	2,034,669

TOTAL COMMERCIAL PAPER (COST $2,034,780)		$2,034,669

Description	Par Value	Value

CORPORATE BONDS – 56.7%

AUTOMOTIVE – 2.3%
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.58%, 3/18/24	$250,000	$272,751
General Motors Financial Co., Inc., Company Guaranteed, 3.20%, 7/13/20	500,000	502,368
PACCAR Financial Corp., Sr. Unsecured, MTN, 2.65%, 5/10/22	340,000	348,120
TOTAL AUTOMOTIVE		$1,123,239

BIOTECHNOLOGY – 2.0%
Amgen, Inc., Sr. Unsecured, 2.20%, 5/11/20	1,000,000	1,001,114

CAPITAL MARKETS – 0.6%
Morgan Stanley, Sr. Unsecured, GMTN, 5.50%, 7/24/20	265,000	269,673

COMMERCIAL BANKS – 2.9%
Credit Suisse AG, Sr. Unsecured, 2.10%, 11/12/21	390,000	393,071
Toronto-Dominion Bank (The), Sr. Unsecured, MTN, 2.65%, 6/12/24	1,000,000	1,037,937
TOTAL COMMERCIAL BANKS		$1,431,008

COMMERCIAL SERVICES & SUPPLIES – 0.5%
Global Payments, Inc., Sr. Unsecured, 2.65%, 2/15/25	250,000	256,371

COMPUTERS – 2.0%
Hewlett Packard Enterprise Co., Sr. Unsecured, 3.60%, 10/15/20	1,000,000	1,010,609

CONSUMER FINANCE – 2.0%
Capital One Financial Corp., Sr. Unsecured, (3 Month USD LIBOR + 0.76%), 2.66%, 5/12/20Δ	1,000,000	1,001,075

DIVERSIFIED FINANCIAL SERVICES – 8.4%
Citibank NA, Sr. Unsecured, BKNT, (SOFRRATE + 0.60%), 2.18%, 3/13/21Δ	1,000,000	1,000,270
Comerica Bank, Sr. Unsecured, BKNT, 2.50%, 7/23/24	500,000	514,291
Huntington National Bank (The), Sr. Unsecured, BKNT, 2.38%, 3/10/20	1,000,000	1,000,017
Royal Bank of Canada, Sr. Unsecured, GMTN, 2.13%, 3/02/20	665,000	665,141
Wells Fargo & Co., Sr. Unsecured, MTN, 3.00%, 1/22/21	500,000	505,735

January 31, 2020 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
Wells FargoBank NA, Sr. Unsecured, BKNT, (3 Month USD LIBOR + 0.66%), 2.55%, 9/09/22Δ	$500,000	$502,096
TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,187,550

ELECTRIC – 3.7%
Ameren Corp., Sr. Unsecured, 2.70%, 11/15/20	300,000	301,568
Consolidated Edison Co. of New York, Inc., Sr. Unsecured, 4.45%, 6/15/20	500,000	504,425
WEC Energy Group, Inc., Sr. Unsecured, 2.45%, 6/15/20	1,000,000	1,002,393
TOTAL ELECTRIC		$1,808,386

FOOD & STAPLES RETAILING – 4.3%
Campbell Soup Co., Sr. Unsecured, 3.30%, 3/19/25	200,000	211,054
Conagra Brands, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.75%), 2.55%, 10/22/20Δ	360,000	359,950
Conagra Brands, Inc., Sr. Unsecured, 3.80%, 10/22/21	500,000	517,504
Kroger Co. (The), Sr. Unsecured, 2.80%, 8/01/22	1,000,000	1,023,951
TOTAL FOOD & STAPLES RETAILING		$2,112,459

HEALTH CARE EQUIPMENT & SUPPLIES – 1.0%
Becton Dickinson & Co., Sr. Unsecured, 2.40%, 6/05/20	500,000	500,995

HEALTH CARE PROVIDERS & SERVICES – 7.4%
Cigna Corp., Company Guaranteed, 3.20%, 9/17/20	700,000	705,187
CVS Health Corp., Sr. Unsecured, 2.80%, 7/20/20	500,000	501,799
Elanco Animal Health, Inc., Sr. Unsecured, 3.91%, 8/27/21	500,000	512,753
McKesson Corp., Sr. Unsecured, 3.65%, 11/30/20#	445,000	451,752
UnitedHealth Group, Inc., Sr. Unsecured, 1.95%, 10/15/20	1,500,000	1,503,450
TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,674,941

INSURANCE – 0.5%
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	250,000	264,477

MEDIA – 1.0%
Discovery Communications LLC, Company Guaranteed, 3.30%, 5/15/22	500,000	515,730

OIL & GAS – 4.8%
Marathon Oil Corp., Sr. Unsecured, 2.80%, 11/01/22	1,000,000	1,020,451

Description	Par Value	Value
Occidental Petroleum Corp., Sr. Unsecured, 4.85%, 3/15/21	$822,000	$846,479
Pioneer Natural Resources Co., Sr. Unsecured, 3.45%, 1/15/21	500,000	506,621
TOTAL OIL & GAS		$2,373,551

PHARMACEUTICALS – 1.9%
AbbVie, Inc., Sr. Unsecured, 3.38%, 11/14/21	350,000	360,020
AbbVie, Inc., Sr. Unsecured, 2.30%, 11/21/22Ω	500,000	506,040
Bristol-Myers Squibb Co., Sr. Unsecured, (3 Month USD LIBOR + 0.38%), 2.28%, 5/16/22Δ,Ω	85,000	85,186
TOTAL PHARMACEUTICALS		$951,246

PIPELINES – 4.0%
Energy Transfer Operating LP, Company Guaranteed, 4.20%, 9/15/23	250,000	265,629
Enterprise Products Operating LLC, Company Guaranteed, 3.35%, 3/15/23	500,000	523,142
MPLX LP, Sr. Unsecured, (3 Month USD LIBOR + 1.10%), 2.99%, 9/09/22Δ	250,000	250,781
ONEOK Partners LP, Company Guaranteed, 5.00%, 9/15/23	500,000	546,462
Plains All American Pipeline LP, Sr. Unsecured, 3.60%, 11/01/24	375,000	390,799
TOTAL PIPELINES		$1,976,813

REAL ESTATE INVESTMENT TRUSTS – 2.2%
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	500,000	556,559
Welltower, Inc., Sr. Unsecured, 4.50%, 1/15/24	500,000	542,755
TOTAL REAL ESTATE INVESTMENT TRUSTS		$1,099,314

SEMICONDUCTORS – 0.6%
QUALCOMM, Inc., Sr. Unsecured, 2.90%, 5/20/24	275,000	286,404

TELECOMMUNICATIONS – 1.8%
AT&T, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.93%), 2.89%, 6/30/20Δ	900,000	903,479

TRANSPORTATION – 2.8%
Union Pacific Corp., Sr. Unsecured, 3.20%, 6/08/21	1,375,000	1,403,397

TOTAL CORPORATE BONDS (COST $27,813,780)		$28,151,831

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Short-Term Bond Fund (continued)

Description	Number of Shares	Value

INVESTMENT COMPANY – 2.0%

EXCHANGE-TRADED FUND – 2.0%
iShares 0-5 Year High Yield Corporate Bond ETF#	21,500	$997,170

TOTAL INVESTMENT COMPANY (COST $997,677)		$997,170

	Par Value

MORTGAGE-BACKED SECURITIES – 4.1%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.9%
Pool G12709, 5.00%, 7/01/22	$21,311	$22,015
Pool C80328, 7.50%, 7/01/25	10,024	11,035
Pool G14695, 4.50%, 6/01/26	91,723	95,239
Pool G01425, 7.50%, 5/01/32	34,922	39,895
Pool C78010, 5.50%, 4/01/33	409,568	456,529
Pool A18401, 6.00%, 2/01/34	231,769	265,982
Pool G01831, 6.00%, 5/01/35	56,998	65,250
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$955,945

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.7%
Pool MA0909, 3.00%, 11/01/21	78,817	79,649
Pool 334593, 7.00%, 5/01/24	22,890	26,584
Pool AE2520, 3.00%, 1/01/26	93,356	96,413
Pool 436746, 6.50%, 8/01/28	18,738	21,537
Pool 440401, 6.50%, 8/01/28	54,740	60,983
Pool 323419, 6.00%, 12/01/28	22,484	25,911
Pool 485678, 6.50%, 3/01/29	11,967	13,549
Pool 252439, 6.50%, 5/01/29	10,119	11,592
Pool 545051, 6.00%, 9/01/29	23,294	26,542
Pool 725418, 6.50%, 5/01/34	62,359	73,147
Pool 833143, 5.50%, 9/01/35	283,212	318,587
Pool 843323, 5.50%, 10/01/35	14,681	16,535
Pool 255933, 5.50%, 11/01/35	50,253	56,475
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$827,504

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.5%
Pool 306066, 8.50%, 7/15/21	606	638
Pool 1061, 9.00%, 4/20/23	4,851	5,055
Pool 346572, 7.00%, 5/15/23	2,193	2,354
Pool 484269, 7.00%, 9/15/28	18,085	19,449
Pool 592505, 6.00%, 4/15/33	121,584	141,432
Pool 581522, 6.00%, 5/15/33	52,462	61,021
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$229,949

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,858,129)		$2,013,398

Description	Par Value	Value

U.S. TREASURY – 30.9%

U.S. TREASURY NOTES – 30.9%
1.13%, 8/31/21	$495,000	$492,950
1.63%, 6/30/21	465,000	466,340
1.75%, 6/30/22	1,150,000	1,161,962
1.75%, 7/15/22	3,000,000	3,031,209
1.75%, 12/31/24#	4,000,000	4,081,729
1.88%, 7/31/22	1,000,000	1,013,686
2.50%, 1/15/22	1,000,000	1,022,128
2.75%, 9/15/21	4,000,000	4,086,572
TOTAL U.S. TREASURY NOTES		$15,356,576

TOTAL U.S. TREASURY (COST $15,119,607)		$15,356,576

	Number of Shares

MONEY MARKET FUND – 0.0%**
Dreyfus Government Cash Management Fund, Institutional Shares, 1.49%^	3,330	$3,330

TOTAL MONEY MARKET FUND (COST $3,330)		$3,330

TOTAL INVESTMENTS IN SECURITIES – 99.8% (COST $48,808,801)		$49,522,137

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 10.4%

REPURCHASE AGREEMENTS – 10.4%
Bank of America Securities, Inc., 1.57%, dated 1/31/20, due 2/03/20, repurchase price $257,299, collateralized by U.S. Treasury Securities, 1.75% to 2.75%, maturing 11/15/20 to 2/15/24; total market value of $262,410.	$257,265	$257,265
BNP Paribas SA, 1.59%, dated 1/31/20, due 2/03/20, repurchase price $987,064, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 5/15/20 to 12/01/49; total market value of $1,006,672.	986,933	986,933
Citigroup Global Markets Inc., 1.59%, dated 1/31/20, due 2/03/20, repurchase price $987,064, collateralized by U.S. Government Agency & Treasury Securities, 1.56% to 9.00%, maturing 2/15/20 to 2/01/50; total market value of $1,006,672.	986,933	986,933

January 31, 2020 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Bond Fund (concluded)

Description	Par Value	Value
Deutsche Bank Securities, Inc., 1.59%, dated 1/31/20, due 2/03/20, repurchase price $987,064, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 4/15/20 to 2/01/50; total market value of $1,006,672.	$986,933	$986,933
HSBC Securities USA, Inc., 1.59%, dated 1/31/20, due 2/03/20, repurchase price $987,064, collateralized by U.S. Government Agency Securities, 3.00% to 5.50%, maturing 1/01/26 to 7/01/56; total market value of $1,006,672.	986,933	986,933
RBC Dominion Securities, Inc., 1.58%, dated 1/31/20, due 2/03/20, repurchase price $987,063, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 4/23/20 to 2/01/50; total market value of $1,006,672.	986,933	986,933

TOTAL REPURCHASE AGREEMENTS (COST $5,191,930)		$5,191,930

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $5,191,930)		$5,191,930

Description	Value

TOTAL INVESTMENTS – 110.2% (COST $54,000,731)	$54,714,067

COLLATERAL FOR SECURITIES ON LOAN – (10.4%)	(5,191,930)

OTHER ASSETS LESS LIABILITIES – 0.2%	116,187

TOTAL NET ASSETS – 100.0%	$49,638,324

#	Security, or a portion thereof, is on loan.
^	7-Day net yield.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2020, these liquid restricted securities amounted to $2,625,895 representing 5.29% of total net assets.

**	Represents less than 0.05%.
♦	The rate shown reflects the effective yield at purchase date.

The following acronyms are used throughout this Fund:

BKNT	Bank Note
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Corporation
LP	Limited Partnership
MTN	Medium Term Note
NA	National Association
SOFRRATE	Secured Overnight Financing Rate
USD	United States Dollar
UST	United States Treasury

For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report

January 31, 2020 (unaudited)